Financial Assets and Financial Liabilities - Summary of Financial Assets Subject Offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	₩ 88,547,234	₩ 83,754,274
Gross liabilities offset	(64,265,227)	(65,255,554)
Net amounts in the statement of financial position	24,282,007	18,498,720
Non-offsetting amount
Financial Instruments	(17,824,166)	(15,836,479)
Cash Collateral	(195,584)	(203,414)
Net amount	6,262,257	2,458,827
Derivatives held for trading and Derivatives linked securities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	11,227,882	6,025,704
Net amounts in the statement of financial position	11,227,882	6,025,704
Derivatives held for hedging
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	775,897	379,945
Net amounts in the statement of financial position	775,897	379,945
Non-offsetting amount
Financial Instruments	(6,621,613)	(4,904,616)
Cash Collateral	(195,584)	(203,414)
Net amount	5,186,582	1,297,619
Unsettled spot exchange receivable
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	6,287,655	7,125,645
Net amounts in the statement of financial position	6,287,655	7,125,645
Non-offsetting amount
Financial Instruments	(6,213,292)	(6,838,231)
Net amount	74,363	287,414
Bonds purchased under repurchase agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	5,405,878	3,948,358
Net amounts in the statement of financial position	5,405,878	3,948,358
Non-offsetting amount
Financial Instruments	(4,910,653)	(3,927,790)
Net amount	495,225	20,568
Securities borrowing agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	75,293	165,842
Net amounts in the statement of financial position	75,293	165,842
Non-offsetting amount
Financial Instruments	(75,293)	(165,842)
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	63,055,082	63,223,652
Gross liabilities offset	(62,577,496)	(62,396,548)
Net amounts in the statement of financial position	477,586	827,104
Non-offsetting amount
Financial Instruments	(3,315)
Net amount	474,271	827,104
Other financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	1,719,547	2,885,128
Gross liabilities offset	(1,687,731)	(2,859,006)
Net amounts in the statement of financial position	31,816	26,122
Non-offsetting amount
Financial Instruments	0	0
Net amount	₩ 31,816	₩ 26,122